Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Geographic Information
17.	Geographic Information
Long-lived assets, consisting of property and equipment, net and ROU assets by geography were as follows (in thousands):

	June 30, 2024	December 31, 2023
United States	$5,008	$5,381
France	$727	1,010
All other countries	—	—

Long-lived assets	$5,735	$6,391

Refer to Note 4,
Revenue
for information on revenue by geography.

17.	Geographic Information
Long-lived assets, consisting of property and equipment, net and ROU assets by geography were as follows (in thousands):

	December 31,
	2023	2022
United States	$5,381	$3,999
France	1,010	1,282
All other countries	—	—

Long-lived assets	$6,391	$5,281

Refer to Note 4,
Revenue
for information on revenue by geography.